Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net income:	$ 6,037	$ 3,655
Other comprehensive income:
Unrealized gain on currency translation adjustments	2,133	5,002
Other comprehensive income:	2,133	5,002
Comprehensive income	$ 8,170	$ 8,657